Basis of preparation	6 Months Ended
Dec. 31, 2024
Basis Of Preparation [Abstract]
Basis of preparation	Basis of preparation
These unaudited condensed consolidated interim financial statements have been prepared in accordance with UK adopted
International Accounting Standard 34, ‘Interim Financial Reporting’, IAS 34 ‘Interim Financial Reporting’ as issued by the
International Accounting Standards Board (‘IASB’) and The Disclosure Guidance and Transparency Rules sourcebook of the
UK’s Financial Conduct Authority. These financial statements should be read in conjunction with the company’s published consolidated financial statements for the year ended 30 June 2024, which were prepared in accordance with IFRS® Accounting
Standards adopted by the UK and IFRS Accounting Standards issued by IASB, including interpretations issued by the IFRS
Interpretations Committee. IFRS Accounting Standards as adopted by the UK differs in certain respects from IFRS Accounting
Standards as issued by the IASB, but the differences have no impact on the group’s consolidated financial statements for the periods presented. The condensed consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise.
In preparing these condensed consolidated interim financial statements, the significant judgements made by management when applying the group’s accounting policies and the significant areas where estimates were required were the same as those that applied to the consolidated financial statements for the year ended 30 June 2024, with the exception of changes in estimates disclosed in note 3 Exceptional items and note 14 Contingent liabilities and legal proceedings. These condensed consolidated interim financial statements were approved for issue on 3 February 2025.
The financial statements for Diageo plc for the year ending 30 June 2025 will be prepared in accordance with IFRS Accounting
Standards as adopted by the UK and IFRS Accounting Standards as issued by the IASB, including interpretations issued by the
IFRS Interpretations Committee.
Going concern
Management prepared 18 month cash flow forecasts which reflect severe but plausible downside scenarios taking into consideration the group's principal risks. After consideration of the principal risks, they were consistent with the severe but plausible scenarios from those used at last year end. Even under these scenarios, the group’s liquidity is still expected to remain strong. Mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending such as acquisitions and capital expenditure, lower level of marketing spend and investment in maturing stock, as well as a temporary suspension or reduction in its dividend to shareholders in the next 12 months, or drawdowns on committed facilities. Having considered the outcome of these assessments, the Directors are comfortable that the company is a going concern for at least 12 months from the date of signing the group's condensed consolidated interim financial statements.
Exchange rates
Weighted average exchange rates used in the translation of income statements were sterling – $1 = £0.78 (2023 – $1 = £0.80)
and euro – $1 = €0.92 (2023 – $1 = €0.92). Exchange rates used to translate assets and liabilities at the balance sheet date were sterling – $1 = £0.80 (31 December 2023 – $1 = £0.79; 30 June 2024 – $1 = £0.79) and euro – $1 = €0.96 (31 December 2023 –
$1 = €0.90; 30 June 2024 – $1 = €0.93). The group uses foreign exchange transaction hedges to mitigate the effect of exchange rate movements.
New accounting standards and interpretations
The following amendments to the Accounting Standards, issued by the IASB and endorsed by the UK, were adopted by the group from 1 July 2024 with no material impact on the group’s consolidated results, financial position or disclosures:
–Amendments to IAS 1 – Classification of Liabilities and Non-current Liabilities with Covenants
–Amendments to IFRS 16 – Lease Liability in a Sale and Leaseback
–Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements.
The following amendments issued by the IASB have been endorsed by the UK and have not yet been adopted by the group, which are not expected to have material impact on the group's consolidated results or financial position:
–Amendments to IAS 21 – Lack of exchangeability (effective from the year ending 30 June 2026).
There are a number of other standards, amendments and clarifications to IFRS Accounting Standards effective in future years which are not expected to significantly impact the group’s consolidated results or financial position.